Note 16: Collaborative Arrangements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Nature and Purpose	In September 2011, Pratt & Whitney announced a new collaboration with JAEC and MTU to provide the PurePower PW1100G-JM engine for the Airbus A320neo program
Cost of Goods Sold [Member]
Statement [Line Items]
Collaborator Share Of Revenues Amount	$ 963	$ 850	$ 772
Collaborator Share Of Program Costs Amount	(88)	(83)	(66)
Cost of Services [Member]
Statement [Line Items]
Collaborator Share Of Revenues Amount	36	38	29
Research and Development Expense [Member]
Statement [Line Items]
Collaborator Share Of Program Costs Amount	(220)	(135)	(97)
Selling General and Administrative [Member]
Statement [Line Items]
Collaborator Share Of Program Costs Amount	$ (4)	$ (5)	$ (4)
JAEC [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators Partner Share	23.00%
MTU [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators Partner Share	18.00%
Pratt and Whitney [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators interests existing programs low end	12.00%
Collaborators interests existing programs high end	48.00%
Partner share individual program maximum	31.00%